Transactions with Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Revenues, other income and interest income:
Royalties (Univision)		$ 7,527,364		$ 7,383,540		$ 5,930,238
Programming production and transmission rights		485,157		960,052		1,102,470
Telecom services		71,979		17,951
Administrative services		20,598		34,653		86,649
Advertising		151,296		44,625		58,637
Interest income		83,625		84,987		80,397
Total revenues, other income and interest income		8,340,019		8,525,808		7,258,391
Costs and expenses:
Donations		26,285		32,111		143,470
Administrative services		24,899		20,403		15,816
Technical services		465,250		138,262		67,752
Programming production, transmission rights and telecom		666,312		1,298,197		490,698
Total		$ 1,182,746		1,488,973		717,736
UHI
Related party transactions
Broadcasting term in United States	7 years 6 months	7 years 6 months
Percentage sold of initial investment in UHI	0.67%	0.67%
Univision
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 32.3	$ 625,410	$ 46.6	$ 891,990	$ 44.8	$ 849,557